Offerings	Nov. 03, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Each of STERIS plc (the "Registrant") and STERIS IRISH FinCo Unlimited Company ("FinCo"), STERIS Limited ("Limited") and STERIS Corporation (together with FinCo and Limited, the "Co-Registrants") is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, each of the Registrant and the Co-Registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). Each of the Registrant and the Co-Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate offering price or principal amount or number of the securities is being registered as may be offered from time to time at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.0087%
Offering Note	The Registrants and the Co-Registrants, or any of them, may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees. The guarantees will not be traded separately. Refer also to footnote (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Fee Rate	0.0087%
Offering Note	Refer to footnote (1).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.0087%
Offering Note	Refer to footnote (1).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	Refer to footnote (1).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering Note	Refer to footnote (1).